Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Summary of Credit Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 210,804	$ 181,200
Financial and performance standby letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	26,431	23,723
Documentary and commercial letters of credit [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	197	198
Commitments to extend credit [Member] | Within 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	50,028	41,587
Commitments to extend credit [Member] | Later than 1 year [member]
Disclosure of credit risk exposure [line items]
Maximum amount of additional credit to be obligated by bank	$ 134,148	$ 115,692